Investment Objectives and Goals	Feb. 01, 2025
VanEck Biotech ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Biotech ETF
VanEck Digital Transformation ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Digital Transformation ETF
VanEck Energy Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Energy Income ETF
VanEck Environmental Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Environmental Services ETF
VanEck Fabless Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Fabless Semiconductor ETF
VanEck Gaming ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Gaming ETF
VanEck Pharmaceutical ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Pharmaceutical ETF
VanEck Retail ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Retail ETF
VanEck Robotics ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Robotics ETF
VanEck Semiconductor ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Semiconductor ETF
VanEck Video Gaming and eSports ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck Video Gaming and eSports ETF